Discontinued Operations and Disposition of Operating Segment	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
DISCONTINUED OPERATIONS
Discontinued Operations and Disposition of Operating Segment

5. Discontinued Operations and Disposition of Operating Segment

On December 24, 2018, the Company completed the sale of WPCS International – Suisun City, Inc., a California corporation, its wholly-owned subsidiary, pursuant to the terms of a stock purchase agreement, dated December 10, 2018 by and between the Company and World Professional Cabling Systems, LLC, a California limited liability company. Upon the closing of the sale, the Purchaser acquired all of the issued and outstanding shares of common stock, no par value per share, of Suisun City Operations, for an aggregate purchase price of $3,500,000.

The operations and cash flows of the Suisun City Operations are presented as discontinued operations. The operating results of the Suisun City Operations for the three and nine months ended September 30, 2018 were as follows:

	For the Three Months Ended September 30, 2018	For the Nine Months Ended September 30, 2018

Revenues	$3,222,928	$10,871,777
Cost of revenues	2,649,168	8,576,847
Gross profit	573,760	2,294,930

Selling, general and administrative expenses	575,248	1,691,934
Depreciation and amortization	78,954	221,897
Total Operating Expenses	654,202	1,913,831

Operating income (loss)	(80,442)	381,099

Interest expense, net	(3,294)	(3,892)

Net income (loss) from discontinued operations	$(83,736)	$377,207

4. Discontinued Operations and Disposition of Operating Segment

On December 10, 2018, the Company signed a definitive agreement with a private corporation and completed the sale on December 24, 2018, of 100% of the corporate capital of Suisun City Operations, a wholly owned subsidiary of DropCar, Inc, for a total cash consideration of $3.5 million. The Company recognized the following loss on sale of component on the date of sale:

Sales price	$3,500,000
Commissions and various transaction costs	(332,220)
Net sales proceeds	3,167,780

Carrying amounts of assets, net of liabilities	7,337,498 *
Loss on sale of Suisun City Operations	$(4,169,718)

* The carrying amounts of assets included cash of $1,504,366; accounts receivable and contract asset of $4,177,568; prepaid expenses and other current assets of $57,486; property and equipment of $295,206; intangibles and goodwill of $5,048,247; carrying amounts of liabilities included accounts payable and accrued liabilities of $3,688,831 and loans of $56,544.

The operations and cash flows of the Suisun City Operations were eliminated from ongoing operations following its sale. The operating results of the Suisun City Operations for the year ended December 31, 2018 were as follows:

Revenues	$13,730,252
Cost of revenues	10,836,754
Gross profit	2,893,498

Selling, general and administrative expenses	2,285,661
Depreciation and amortization	287,830
Total Operating Expenses	2,573,491

Interest expense, net	4,888

Net income from discontinued operations	$315,119